Equity - Schedule of Treasury Shares (Detail) shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) shares
Disclosure Of Treasury Shares [abstract]
Number of shares, Beginning Balance | shares	103,000
Number of shares, Purchased | shares	447,000
Number of shares, Cancelled | shares	(217,020)
Number of shares, Ending Balance | shares	332,980
Beginning Balance | R$	R$ 2,745
Purchased | R$	12,179
Cancelled | R$	(4,374)
Ending Balance | R$	R$ 10,550